Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of remuneration of members of the board of directors (Details) - Board directors - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Remuneration concept
Fixed salary remuneration of executive directors	€ 3,457	€ 3,292
Variable salary remuneration of executive directors	0	0
Directors' fees	537	622
Bylaw-stipulated emoluments (annual emolument)	2,095	2,021
Other	1,750	2,361
Total remuneration	€ 7,839	€ 8,296